ACCOUNTING FOR WARRANT LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF WARRANT LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description (unaudited)	March 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$477,000	$-	$477,000	$-
Private Placement Warrants	501,000	-	501,000	-
Warrant liability at March 31, 2024	$978,000	$-	$978,000	$-

Description	At December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$150,000	$150,000	$-	$-
Private Placement Warrants	187,000	-	187,000	-
Warrant liability at December 31, 2023	$337,000	$150,000	$187,000	$-

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$150,000	$150,000	$—	$—
Private Placement Warrants	187,000	—	187,000	—
Warrant liability at December 31, 2023	$337,000	$150,000	$187,000	$—

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—
Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—